Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, Illinois 60606

Telephone: (312) 569-1167

Facsimile: (312) 569-3000

www.faegredrinker.com

November 2, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aspiriant Risk-Managed Capital Appreciation Fund (File Nos. 333-250130/ 811-23619) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR, I have transmitted Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act in connection with the Fund’s intention to elect to be treated as a regulated investment company for federal income tax purposes.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective sixty (60) days after the filing of the Amendment.

Questions should be directed to the undersigned at (312) 569-1167, or in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain